Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Accounting Policies
Stock-Based Compensation

  Stock-Based Compensation

        The Company's 2013 Equity Incentive Plan provides for awards of nonstatutory and incentive stock options ("Stock Options"), time-based restricted stock units, performance-based restricted stock units, stock appreciation rights, performance units and stock grants. The Company estimates the value of the Stock Options, time-based restricted stock units and performance-based restricted stock units awarded with reference to the value of its underlying common stock on the date of the award. Compensation costs are fixed, except for performance-based restricted stock units, at the estimated fair value as of the award date as all grantees are employees and directors of the Company or PennyMac. The Company amortizes the fair value of previously granted stock-based awards to compensation expense over the vesting period using the graded vesting method. Expense relating to awards is included in Compensation in the consolidated statements of income.

  Stock-Based Compensation

        The Company has three formal equity compensation plans:

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  A common equity compensation plan by which it may award up to 15% of PennyMac's total equity in the form of Common units to key members of the Company's management. Common units are subordinate to the Company's preferred units. The common units vest over a three- or four-year period. Vesting of four-year awards starts on the grantees' date of hire. Vesting of three-year awards begins on the award date. Several key management members of the Company have received common units.

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  A Class C common equity plan by which PennyMac may award up to 3% of its total equity to key members of the management of its correspondent lending group. Class C common units are subordinate to the Company's preferred and common units and vest over 4 years and upon the satisfaction of certain performance thresholds; and

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  The 2011 Equity Incentive Plan which will grant common units of PennyMac to key employees and vest immediately. The first units earned under the 2011 Equity Incentive Plan will not be issued until 2013.

        The Company recognizes compensation expense relating to its stock-based compensation with reference to the fair value of the common units it awards. The fair value the common units is estimated by discounting forecasted cash flows, dividends and terminal value from a hypothetical sale of the Company to the holders of the common units. Management uses assumptions that it believes would be used by market participants when valuing the Company. Assumptions used to forecast the cash flows include: short and long-term growth rates of the Company, discount rate, and percent of income distributed.

        The Company amortizes the fair value of previously granted share based awards to Compensation expense using the graded vesting method. Under the graded vesting method, compensation expense is recognized over the requisite service period for each separate vesting of the award.

Income Taxes

  Income Taxes

        The Company is subject to federal and state income taxes. Income taxes are provided using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

        The effect on deferred taxes of a change in tax rates is recognized as income in the period in which the change occurs. Subject to management's judgment, a valuation allowance is established if it is not more likely than not that the deferred tax asset will be realized.

        The Company recognizes tax benefits relating to its tax positions only if, in the opinion of management, it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority. A tax position that meets this standard is recognized as the largest amount that is greater than 50% likely to be realized upon ultimate settlement with the appropriate taxing authority. The Company will classify any penalties and interest as a component of provision for income taxes.

  Income Taxes

        PennyMac intends to be treated as a partnership for Federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

        Management's assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain tax positions taken or expected to be taken by the Company. Management has concluded that the Company does not have any unrecognized tax benefits that would affect the Company's financial position. If applicable, the Company will recognize interest accrued related to unrecognized tax benefits in "interest expense" and penalties in "other expenses" on the consolidated statements of income.

        With few exceptions, the periods that are open for examination by federal and major state tax jurisdictions are the tax periods ending December 31, 2009 and forward. The tax periods ended December 31, 2008 and forward are open for examination by the California Franchise Tax Board. As of December 31, 2012, the Internal Revenue Service was conducting an examination of PennyMac's federal income tax filings for the year ended December 31, 2010. In March 2013, the IRS Exam team concluded their audit of PennyMac's federal income tax return for the tax year ended December 31, 2010 and subsequently formally notified us that they will not be proposing any changes to the return as originally filed. No other federal or state examinations were in progress as of December 31, 2012.